Selected Quarterly Financial Data (Unaudited) (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Feb. 15, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Selected Quarterly Financial Data
Net sales		$ 380.9	$ 385.2	$ 401.0	$ 393.6	$ 341.5	$ 307.8	$ 336.3	$ 327.1	$ 274.3	$ 1,538.9	$ 1,245.5	$ 1,124.4
Operating profit (loss)		29.2	(19.2)	40.3	37.1	21.3	15.9	33.5	32.8	16.8	79.0	99.0	94.9
Income (loss) from continuing operations		15.8	(14.0)	22.7	19.9	9.2	5.2	15.8	16.3	7.4	37.6	44.7	21.7
Net income (loss)		15.9	(14.0)	22.7	19.9	9.0	5.2	15.8	16.1	7.4	37.6	44.5	21.4
Net income (loss) attributable to Koppers		15.6	(14.2)	22.4	19.8	8.9	5.1	15.6	16.1	7.3	36.9	44.1	18.8
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.76	$ 0.79	$ 0.36	$ 1.79	$ 2.15	$ 0.93
Discontinued operations		$ 0.01				$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Earnings (loss) per basic common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.76	$ 0.78	$ 0.36	$ 1.79	$ 2.14	$ 0.92
Continuing operations		$ 0.74				$ 0.44	$ 0.24	$ 0.75	$ 0.79	$ 0.36	$ 1.77	$ 2.14	$ 0.92
Discontinued operations		$ 0.01				$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Earnings (loss) per diluted common share		$ 0.75	$ (0.69)	$ 1.08	$ 0.96	$ 0.43	$ 0.24	$ 0.75	$ 0.78	$ 0.36	$ 1.77	$ 2.13	$ 0.91
Dividends declared per common share	$ 0.24	$ 0.24	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88
Costs related to closure			41.0								41.0
Cost of Sales [Member]
Schedule of Selected Quarterly Financial Data
Costs related to closure			20.8								20.8
Depreciation and Amortization [Member]
Schedule of Selected Quarterly Financial Data
Costs related to closure			$ 20.2								$ 20.2
Minimum [Member]
Schedule of Selected Quarterly Financial Data
Price range of common stock			$ 24.75	$ 23.59	$ 34.63	$ 34.76	$ 25.69	$ 19.77	$ 22.42	$ 25.58	$ 23.59	$ 19.77
Maximum [Member]
Schedule of Selected Quarterly Financial Data
Price range of common stock			$ 36.53	$ 39.23	$ 46.14	$ 42.88	$ 36.47	$ 27.19	$ 33.56	$ 33.32	$ 46.14	$ 36.47